Debt (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortization of debt discount	$ 9,346,000	$ 3,056,000
Amortization of debt discount, related party	0	95,000
Interest expense	(11,905,000)	(4,619,000)
Notes Payable [Member]
Interest expense	(2,559,000)	(1,458,000)
Amortization of debt issue costs	0	(10,000)
Amortization of debt discount	(9,346,000)	(3,056,000)
Amortization of debt discount, related party	$ 0	$ (95,000)